Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurements [Abstract]
Schedule of Financial Instruments Measured at Fair Value
	Fair value measurements as at December 31, 2015
		Quoted prices	Significant
		in active market	other	Significant
		for identical assets	observable inputs	observable inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Cash equivalent: time deposits with original maturities less than three months	314,357	—	314,357	—
Short term investments:
Investments in financial instruments	70,328	—	70,328	—
	384,685	—	384,685	—

	Fair value measurements as at December 31, 2016
		Quoted prices	Significant
		in active market	other	Significant
		for identical assets	observable inputs	observable inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Cash equivalent: time deposits with original maturities less than three months	115,944	—	115,944	—
Short term investments:
Investments in financial instruments	143,131	—	143,131	—
	259,075	—	259,075	—